Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1],[2]	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenue	₨ 174,600	$ 2,316		₨ 153,851	[1],[2]	₨ 142,028	[1],[2]
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	32,089			28,804		25,209
United States Country [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	76,028			69,299		68,124
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	16,900			15,299		12,610
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	₨ 49,583			₨ 40,449		₨ 36,085

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).